Finance costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Finance Costs
Schedule of finance costs
	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Interest expenses from leases	1,299	2,443

	2024	2023	2022
	S$	S$	S$

Interest expenses from leases	1,706	9,414	2,310
Interest expenses from shareholder loan	1,444	-	-

	3,150	9,414	2,310